Consolidated Statements Of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Cash and due from banks (Restricted - $1.2 million on December 31, 2013 and $- on December 31, 2012)	$ 349,216		$ 469,879
Federal funds sold	66,079		34,492
Securities purchased under agreements to resell (Note 26)	412,614		601,891
Total cash and cash equivalents (Restricted - $1.2 million on December 31, 2013 and $- on December 31, 2012)	827,909		1,106,262
Interest-bearing cash	730,297		353,373
Trading securities	801,718		1,262,720
Loans held-for-sale	370,152		401,937
Securities available-for-sale (Note 3)	3,398,457	[1]	3,061,808	[2]
Loans, net of unearned income (Restricted - $.1 billion on December 31, 2013 and 2012) (Note 4)	15,389,074		16,708,582
Less: Allowance for loan losses (Restricted - $4.4 million on December 31, 2013 and $4.3 million on December 31, 2012) (Note 4)	253,809		276,963
Total net loans (Restricted - $.1 billion on December 31, 2013 and 2012)	15,135,265		16,431,619
Mortgage servicing rights (Note 6)	72,793		114,311
Goodwill (Note 7)	141,943		134,242
Other intangible assets, net (Note 7)	21,988	[3]	22,700	[3]
Capital markets receivables	45,255	[4]	117,772	[4]
Premises and equipment, net (Note 5)	305,244		303,273
Real estate acquired by foreclosure	71,562		60,690
Derivative assets (Note 25)	181,866		292,472
Other assets (Restricted - $1.9 million on December 31, 2013 and 2012)	1,685,384		1,670,840
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	23,789,833		25,334,019
Deposits:
Savings	6,732,326		6,705,496
Time deposits	951,755		1,019,938
Other interest-bearing deposits	3,859,079		3,798,313
Certificates of deposit $100,000 and more	553,957		503,490
Interest-bearing	12,097,117		12,027,237
Noninterest-bearing	4,637,839		4,602,472
Total deposits	16,734,956		16,629,709
Federal funds purchased (Note 9)	1,042,633		1,351,023
Securities sold under agreements to repurchase (Note 9 and Note 26)	442,789		555,438
Trading liabilities (Note 9)	368,348		564,429
Other short-term borrowings (Note 9)	181,146		441,201
Term borrowings (Restricted - $.1 billion on December 31, 2013 and 2012) (Note 10)	1,739,859		2,226,482
Capital markets payables	21,173	[4]	110,329	[4]
Derivative liabilities (Note 25)	154,280		202,269
Other liabilities	603,898		743,933
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	21,289,082		22,824,813
First Horizon National Corporation Shareholders' Equity:
Preferred stock - Series A, non-cumulative perpetual, no par value, liquidation preference of $100,000 per share - (shares authorized - 1,000; shares issued - 1,000 on December 31, 2013 and - on December 31, 2012)	95,624		0
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 236,369,554 on December 31, 2013 and 243,597,780 on December 31, 2012)	147,731		152,249
Capital surplus	1,416,767		1,488,463
Undivided profits	695,207		719,672
Accumulated other comprehensive loss, net (Note 15)	(150,009)		(146,343)
Total First Horizon National Corporation Shareholders' Equity	2,205,320		2,214,041
Noncontrolling interest (Note 12)	295,431		295,165
Total equity	2,500,751		2,509,206
Total liabilities and equity	$ 23,789,833		$ 25,334,019

[1]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
[4]	Balances reflect the net presentation of certain capital markets receivables and payables. Prior period has been revised for comparability. Refer to Note 1 - Summary of Significant Accounting Policies for additional information.